UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Emile Molineaux

             Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

12/31

Date of reporting period:  03/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2011

Principal Amount		Coupon Rate (%)	Maturity	Market Value
	U.S GOVERNMENT AGENCIES - 68.9%
	FEDERAL HOME LOAN MORTGAGE CORP. - 21.1%
$ 500,000	Freddie Mac Gold Pool (a)	4.5000	8/1/2040	$ 507,110
495,959	Freddie Mac Gold Pool (a)	4.5000	8/1/2040	503,012
496,819	Freddie Mac Gold Pool (a)	4.5000	9/1/2040	503,884
499,324	Freddie Mac Gold Pool (a)	4.5000	2/1/2041	506,424
1,500,000	Freddie Mac Gold Pool (a)	4.5000	3/1/2041	1,521,330
767,169	Freddie Mac Gold Pool (a)	5.5000	6/1/2038	817,848
708,803	Freddie Mac Non Gold Pool (a,b)	5.5180	4/1/2037	754,790
1,047,138	Freddie Mac Non Gold Pool (a,b)	5.6920	4/1/2037	1,112,448
476,502	Freddie Mac Non Gold Pool (a,b)	5.9440	6/1/2037	507,050
				6,733,896
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 47.8%
1,000,000	Fannie Mae Pool (c)	5.5000		1,068,590
473,986	Fannie Mae Pool (a,b)	2.0550	7/1/2035	494,278
1,513,566	Fannie Mae Pool (a,b)	2.5970	8/1/2035	1,595,192
701,250	Fannie Mae Pool (a,b)	3.4000	6/1/2035	744,370
242,726	Fannie Mae Pool (a,b)	3.5490	6/1/2036	254,202
1,197,702	Fannie Mae Pool (a,b)	4.3400	8/1/2036	1,269,720
460,080	Fannie Mae Pool (a)	4.5000	2/1/2023	482,490
491,503	Fannie Mae Pool (a)	4.5000	7/1/2024	514,702
2,000,000	Fannie Mae Pool (a)	5.0000	4/1/2039	2,089,760
1,499,999	Fannie Mae Pool (a)	5.0000	7/1/2039	1,567,859
963,614	Fannie Mae Pool (a)	5.0000	5/1/2040	1,006,822
499,333	Fannie Mae Pool (a)	5.0000	6/1/2040	521,723
499,342	Fannie Mae Pool (a)	5.0000	6/1/2040	521,732
644,132	Fannie Mae Pool (a,b)	5.4370	6/1/2037	687,289
467,511	Fannie Mae Pool (a)	5.5000	3/1/2037	500,139
416,883	Fannie Mae Pool (a)	5.5000	7/1/2037	445,978
426,458	Fannie Mae Pool (a)	5.5000	10/1/2037	456,221
469,720	Fannie Mae Pool (a)	5.5000	11/1/2037	502,502
522,034	Fannie Mae Pool (a)	5.5000	2/1/2038	558,466
				15,282,035

	U.S. GOVERNMENT AGENCIES ( Cost - $21,962,800)			22,015,931

	SHORT-TERM INVESTMENTS - 31.3%
	U.S. GOVERNMENT - 31.3%
5,050,000	United States Treasury Bill	0.1500	4/28/2011	5,049,425
4,950,000	United States Treasury Bill	0.1300	6/9/2011	4,948,795
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $9,998,219)			9,998,220

	TOTAL INVESTMENTS - 100.2% ( Cost - $31,961,019) (d)			$ 32,014,151
	OTHER LIABILITIES LESS ASSETS - (0.2) %			(60,399)
	NET ASSETS - 100.0%			$ 31,953,752

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conseratorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Purchased on a forward commitment basis. Maturity dates are yet to be declared.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 70,754
		Unrealized Depreciation:		(17,622)
		Net Unrealized Appreciation:		$ 53,132

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agency	$ 22,015,931	$ -	$ -	$ 22,015,931
Short-Term Investments	$ 9,998,220	$ -	$ -	$ 9,998,220
Total Commercial Paper	$ 32,014,151	$ -	$ -	$ 32,014,151
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/25/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/25/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

05/25/11